CONTRACT COSTS	12 Months Ended
Dec. 31, 2021
CONTRACT COSTS
CONTRACT COSTS

10.  CONTRACT COSTS

Movement of contract costs for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Cost to obtain	Cost to fulfill	Total
At January 1, 2020	696	489	1,185
Addition current year	699	342	1,041
Amortization during the year	(150)	(368)	(518)
At December 31, 2020	1,245	463	1,708
Short-term portion	(193)	(261)	(454)
Long-term portion	1,052	202	1,254

2021
Cost to obtain	Cost to fulfill	Total
At January 1, 2021	1,245	463	1,708
Addition current year	568	757	1,325
Amortization during the year	(281)	(488)	(769)
At December 31, 2021	1,532	732	2,264
Short-term portion	(312)	(344)	(656)
Long-term portion	1,220	388	1,608

There is no provision for impairment of contract costs as of December 31, 2020 and 2021.